Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Abstract]
Amortization expense	$ 153,411	$ 79,422	$ 151,567